SCHEDULE OF DISAGGREGATED REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
TOTAL REVENUE	$ 7,450		$ 98,175
Transferred over Time [Member]
TOTAL REVENUE	5,275		94,500
Transferred at Point in Time [Member]
TOTAL REVENUE	2,175		3,675
Consulting Services [Member]
TOTAL REVENUE			89,000
Installation Services [Member]
TOTAL REVENUE	2,175		3,675
Subscription Fees [Member]
TOTAL REVENUE	$ 5,275		$ 5,500